Inventories (Tables)	12 Months Ended
Sep. 30, 2016
Inventory Disclosure [Abstract]
Schedule of Inventory

30 September	2016	2015
Inventories at FIFO cost
Finished goods	$131.3	$151.1
Work in process	18.3	17.4
Raw materials, supplies and other	117.1	138.4
	266.7	306.9
Less: Excess of FIFO cost over LIFO cost	(11.7)	(18.9)
Inventories	$255.0	$288.0